Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents.
Banks	$ 4,215,518	$ 5,813,306
Short-term investments	866,606	1,262,105
Cash	184	347
Cash and cash equivalents	$ 5,082,308	$ 7,075,758	$ 6,311,744	$ 7,945,885